PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total Cost	$ 9,698	$ 8,646
Total Accumulated depreciation	8,448	8,149
Depreciated cost	1,250	497
Depreciation	299	179	201
Computers, Software And Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Cost	5,023	4,948
Total Accumulated depreciation	4,885	4,859
Laboratory Equipment And Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Total Cost	4,032	3,184
Total Accumulated depreciation	3,060	2,823
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total Cost	643	514
Total Accumulated depreciation	$ 503	$ 467